13F-HR
          03/31/2005

             0000850403
             $xdqgj5p

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F COMBINATION REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2005
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT INTERNATIONAL
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      05/16/2005

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-03377            Grantham, Mayo, van Otterloo & Co.
 2   028-1944             John A. Levin Company
 3   028-02842            Numeric Investors, L.P.
 4   028-05620            Brandes Investment Partners
 5   028-07082            Analytic Investors
 6

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                 7
FORM 13F Information Table Value Total:                             7,807

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
IShares                       Russell 464287689       289            4,295        SH    SOLE               4,295
IShares                       MSCI EA 464287465     1,978           12,450        SH    SOLE              12,450
IShares                       Russell 464287499       488            6,200        SH    SOLE               6,200
IShares                       S&P 100 464287101     1,869           33,350        SH    SOLE              33,350
IShares                       Russell 464287655     2,654           21,730        SH    SOLE              21,730
IShares                       Taiwan  464286731       189           16,300        SH    SOLE              16,300
IShares                       South K 464286772       340           10,700        SH    SOLE              10,700